19. Employee benefits (post-employment)	12 Months Ended
Dec. 31, 2020
Disclosure of net defined benefit liability (asset) [abstract]
Employee benefits (post-employment)
19.	Employee benefits (post-employment)
	12.31.2020	12.31.2019
Liabilities
AMS Medical Plan	5,356	11,986
Petros Pension Plan - Renegotiated (PPSP-R)	6,016	10,231
Petros Pension Plan - Non-renegotiated (PPSP-NR)	1,621	3,264
Petros Pension Plan - Renegotiated - Pre-70	1,508	−
Petros Pension Plan - Non-renegotiated - Pre-70	1,075	−
Petros 2 Pension Plan	477	989
Other plans	16	24
Total	16,069	26,494
Current	1,549	887
Non-current	14,520	25,607
Total	16,069	26,494
(*) It includes obligations with contribution for the revision of the lump sum death benefit (see note 19.2.1).
19.1.	AMS Medical Plan

The Company maintains a healthcare plan for its employees in Brazil (active and retired) and their dependents: the AMS Medical Plan. The plan is managed by the Company and includes health prevention and health care programs. The plan is mainly exposed to the risk of an increase in medical costs due to new technologies, new types of coverage and to a higher level of usage of medical benefits. The Company continuously improves the quality of its technical and administrative processes, as well as the health programs offered to beneficiaries in order to mitigate such risks.

The employees make fixed monthly contributions to cover high-risk procedures and variable contributions for a portion of the cost of the other procedures, both based on the contribution tables of the plan, which are determined based on certain parameters, such as salary and age levels. The plan also includes assistance towards the purchase of certain medicines through reimbursement, with co-participation of the employees. There are no health care plan assets.

Benefits are paid by the Company based on the costs incurred by the participants. The financial participation of the Company and the beneficiaries on the expenses are provided for in the collective bargaining agreement, as follows:

i)	Until 2020, this benefit was covered 70% by the Company and 30% by the participants;
ii)	As from January 2021, this benefit will be covered 60% by the Company and 40% by the participants;
iii)	As of January 2022, this benefit will be covered 50% by the Company and 50% by the participants, in compliance to the Resolution No. 23 of Commission for Corporate Governance and Administration of Participations of the Brazilian Federal Government (CGPAR).

In case of a change or revocation of CGPAR Resolution No. 23, as a result of legal acts issued by the Brazilian Federal Government or the Brazilian Congress, the Company pre-agreed with the unions that the proportion will remain 60%- 40%, until further adjustment between the parties.

As of December 31, 2020, considering that changes in the AMS Plan costing proportion brought by the current collective bargaining agreement led to a change in the liabilities, the Company recognized a US$ 2,538 gain relating to past service cost, of which a portion was recognized in service cost (related to active participants) and other portion was recognized in other income and expenses (related to assisted and retired participants).

The average duration of the actuarial liability related to this plan, already considering the changes on the participation of the Company and the participants, as of December 31, 2020, is 15.26 years (21.64 as of December 31, 2019).

19.1.1.	New healthcare management model

On April 28, 2020, the Company’s Board of Directors approved a new management model for AMS. The management of this plan will now be carried out by a nonprofit civil association, nominated Petrobras Saúde, also through the self-management type, in accordance with the requirements of the National Supplementary Health Agency (Agência Nacional de Saúde Suplementar - ANS).

This change will generate no change in benefit, coverage or scope on the plan, as well as no accounting effects.

Currently, the association is in the process of obtaining the required qualifications and registers for its operation, with an expected implementation of the new model in the first quarter of 2021.

19.2.	Pension plans

The Company’s post-retirement plans are managed by Fundação Petrobras de Seguridade Social (Petros Foundation), which was established by Petrobras as a nonprofit legal entity governed by private law with administrative and financial autonomy.

19.2.1.	Renegotiated and Non-renegotiated Petros Plans (PPSP-R and PPSP-NR)

These plans were established by Petrobras in July 1970 (originally solely Petros Plan) as a defined-benefit pension plan, in order to complement government social security benefits. The Petros Plan is closed to new participants since September 2002.

Petros Foundation performs an annual actuarial review of its costs using the capitalization method for most benefits. The employers (sponsors) make regular contributions in amounts equal to the contributions of the participants (active employees, assisted employees and retired employees), on a parity basis. Exceptionally in 2020, there was also an intermediate remeasurement of the actuarial liabilities for these plans, following the approval of the New PED.

New Deficit Settlement Plan (New PED)

On April 28, 2020, the New Deficit Settlement Plan for the PPSP-R and PPSP-NR (New PED) was approved by the Secretariat of Management and Governance of the State-owned Companies (SEST) and by the Superintendency of Post-retirement Benefits (PREVIC), also approving changes in regulation regarding the reduction of the lump sum death benefit.

The New PED covers 2015 and 2018 deficits and incorporates 2019 results. Total settlement amounts to US$ 6,485 (R$ 33.7 billion). Of the total amount, US$ 3,006 (R$ 15,620 million) will be paid by Petrobras, in compliance with contributory parity provided for by relevant legislation, of which US$ 2,611 (R$ 13,566 million) will be paid through lifelong additional contributions and US$ 395 (R$ 2,054 million) as a counterpart contribution for the reduction of the lump sum death benefit.

This counterpart contribution will be paid in 40 semiannual installments for a period of 20 years, updated based on the fixed actuarial target of the plans, revised annually. As of December 31, 2020, the updated balance of this Company’s obligation amounted to US$ 444 (R$ 2,206 million).

The rest of the deficit will be paid by other sponsors and participants of the PPSP-R and PPSP-NR plans.

The current model differs from that applied in PED-2015, aiming at reducing the additional contributions of most of the participants by: (i) extending the collection time from 18 years to a lifetime; (ii) specific fixed contribution rates for active and assisted employees; (iii) the implementation of an annual contribution of 30% on the 13th salary; and (iv) the reduction in the amount of the lump sum death benefit.

The New PED sets forth changes in some rights and regulation of the PPSP-R and PPSP-NR, in accordance with Resolution No. 25 of CGPAR, which establishes guidelines and parameters for federal state companies regarding the sponsorship of pension plans.

In May 2020, following the approval of the New PED and based on relevant regulation, the Company made an intermediate remeasurement of the actuarial liabilities of the PPSP-R and PPSP-NR plans, with a US$ 10 gain in profit or loss, as a net effect of a US$ 374 gain for the reduction on the lump sum death benefit, as well as other changes in the regulation of these plans, partially offset by a US$ 364 loss related to the contribution for the settlement of the deficit.

Changes in the cost of past service results from the changes in the regulations of the plans, mainly the reduction on the lump sum death benefit, retirement independent from being retired by the INSS, as well as the establishment of a reference unit for the plan (UR), which sets a single value of US$ 0.7 thousand (R$ 4 thousand) , adjusted annually by the IPCA (National Consumer Price Index), to determine the value of the Petros supplementation, replacing the previous rule which was based on an estimation of INSS retirement of active participants without acquired rights (active employees who did not retire by INSS before the amendment to the regulation). For information on the annual remeasurement of the actuarial liabilities, see note 19.3.b.

The average durations of the actuarial liability related to PPSP-R and PPSP-NR plans, as of December 31, 2020, are 12.43 and 11.51 years, respectively (13.78 and 11.05 as of December 31, 2019).

The employers' expected contributions to PPSP-R and PPSP-NR plans for 2021 are US$ 240 and US$ 74, respectively.

19.2.2.	Renegotiated and Non-renegotiated Petros Plans - Pre-70 (PPSP-R Pre-70 and PPSP-NR Pre-70)

The Renegotiated Petros Plan Pre-70 (PPSP-R Pre-70) and Non-renegotiated Petros Plan Pre-70 (PPSP-NR Pre-70) are defined benefit plans derived from the split of the PPSP-R and PPSP-NR plans, established on January 1 2020.

The Pre-70 Group is made up of Petrobras employees and former employees hired prior to July 1, 1970, who enrolled in the PPSP until January 1, 1996 and remained continuously linked to the original sponsor obtaining the condition of assisted.

According to these plans rules, Petrobras is responsible for any deficits, given the Term of Financial Commitment (TCF) between Petrobras and Petros Foundation, which exempts the participants from paying any extraordinary contributions in case of deficit.

The average durations of the actuarial liability related to PPSP-R Pre-70 and PPSP-NR Pre-70 plans, as of December 31, 2020, are 8.85 and 8.62 years, respectively.

Term of Financial Commitment - TFC

As of December 31, 2020, the balance of the TFC, signed by Petrobras and Petros Foundation in 2008, to cover obligations with defined benefits plans is presented as follows:

12.31.2020
Liabilities
Petros Pension Plan - Renegotiated Pre-70 (PPSP-R Pre-70) (*)	1,254
Petros Pension Plan - Non-renegotiated - Pre-70 (PPSP-NR Pre-70) (*)	808
Petros Pension Plan - Renegotiated (PPSP-R)	465
Total	2,527
(*) Includes the amendment to the TCF Pre-70, amounting to US$ 210, of which US$ 101 relates to PPSP-R Pre-70 and US$ 109 to PPSP-NR Pre-70.

These amounts are due in 20 years, with 6% p.a. semiannual coupon payments based on the updated balance. As of December 31, 2020, the Company has provided crude oil and oil products pledged as security for the TFC totaling US$ 2,750 (US$ 3,525 as of December 31, 2019). The TFC is accounted for in the pension and medical benefits liabilities, within the statement of financial position.

On January 15, 2021, the Company prepaid the remaining balance of TFC relating to Pre-70 plans, in the amount of US$ 865 (R$ 4,493 million), of which U$ 468 relates to the PPSP-R Pre-70 and US$ 397 to the PPSP-NR Pre-70. As a result, the amount of collateral is under revision.

The amount of interests expected to be paid in 2021 relating to this commitment is US$ 97.

19.2.3.	Petros 2 Plan

Petros 2 Plan was established in July 2007 by Petrobras as a variable contribution plan, currently open to new enrollments.

Certain elements of the Petros 2 Plan have defined benefit characteristics, primarily the coverage of disability and death risks and the guarantee of minimum defined benefit and lifetime income. These actuarial commitments are treated as defined benefit components of the plan and are accounted for by applying the projected unit credit method. Contributions paid for actuarial commitments that have defined contribution characteristics are accrued monthly in the statement of income and are intended to constitute a reserve for programmed retirement. The Company’s contributions for the portion of the plan with defined contribution characteristics were US$ 177 in 2020 (US$ 242 in 2019 and US$ 260 in 2018).

The defined benefit portion of the contributions are suspended from July 1, 2012 to June 30, 2021, as determined by the Executive Council of Petros Foundation, based on advice of the actuarial consultants from Petros Foundation. Therefore, the entire contributions are being applied to the individual accounts of plan participants.

For 2021, the sponsors' expected contributions to the defined contribution portion of the plan are US$ 188.

The average duration of the actuarial liability related to the plan, as of December 31, 2020 is 22.07 years (23.34 at December 31, 2019).

19.3.       Net actuarial liabilities and expenses, and fair value of plans assets

a)                Changes in the actuarial liabilities recognized in the statement of financial position

	2020
	Pension Plans			Medical Plan
	Petros Renegotiated (*)	Petros Non-renegotiated (*)	Petros 2	AMS	Other plans	Total

Amounts recognized in the Statement of Financial Position
Present value of obligations	15,847	4,811	1,177	5,356	26	27,217
( -) Fair value of plan assets	(8,650)	(2,213)	(700)	−	(12)	(11,575)
Net actuarial liability as of December 31,	7,197	2,598	477	5,356	14	15,642
Changes in the net actuarial liability
Balance as of January 1,	10,231	3,264	989	11,986	24	26,494
Recognized in the Statement of Income	84	40	131	(1,672)	2	(1,415)
Costs incurred in the period	(298)	(93)	64	(2,348)	−	(2,675)
Service cost	382	133	67	676	2	1,260
Recognized in Equity - other comprehensive income	(344)	285	(391)	(1,957)	(8)	(2,415)
Remeasurement effects recognized in other comprehensive income	(344)	285	(391)	(1,957)	(8)	(2,415)
Cash effects	(474)	(265)	−	(308)	(1)	(1,048)
Contributions paid	(255)	(80)	−	(308)	(1)	(644)
Payments related to Term of financial commitment (TFC)	(219)	(185)	−	−	−	(404)
Other changes	(2,300)	(726)	(252)	(2,693)	(3)	(5,974)
Others	−	−	−	−	2	2
Cumulative Translation Adjustment	(2,300)	(726)	(252)	(2,693)	(5)	(5,976)
Balance of actuarial liability as of December 31,	7,197	2,598	477	5,356	14	15,642
Obligations with contribution for the revision of the lump sum death benefit	315	99	−	−	−	414
Cumulative Translation Adjustment	12	(1)	−	−	2	13
Total obligation with pension and medical benefits	7,524	2,696	477	5,356	16	16,069
(*) It includes the balance of PPSP-R pre-70 and PPSP-NR pre-70.
(**) 'It includes the gain from past service cost, in the amount of US$ 374, due to the change in the Renegotiated and Non-renegotiated Petros Plans, and US$ 2,538 due to the change in the AMS Medical Plan.

						2019
	Pension Plans			Medical Plan
	Petros Renegotiated (*)	Petros Non-renegotiated (*)	Petros 2	AMS	Othe plans	Total

Amounts recognized in the Statement of Financial Position
Present value of obligations	20,919	5,955	1,672	11,986	37	40,569
( -) Fair value of plan assets	(10,688)	(2,691)	(683)	−	(13)	(14,075)
Net actuarial liability as of December 31,	10,231	3,264	989	11,986	24	26,494
Changes in the net actuarial liability
Balance as of January 1,	7,152	2,880	411	12,236	71	22,750
Recognized in the Statement of Income	561	211	75	1,232	7	2,086
Costs incurred in the period	51	6	40	208	2	307
Service cost	510	205	35	1,024	5	1,779
Recognized in Equity - other comprehensive income	4,155	815	527	89	3	5,589
Remeasurement effects recognized in other comprehensive income	4,155	815	527	89	3	5,589
Cash effects	(1,057)	(376)	−	(442)	(7)	(1,882)
Contributions paid	(340)	(107)	−	(442)	(7)	(896)
Payments related to Term of financial commitment (TFC)	(717)	(269)	−	−	−	(986)
Other changes	(580)	(266)	(24)	(1,129)	(50)	(2,049)
Discontinued operations	(399)	(176)	(17)	(651)	(1)	(1,244)
Others	−	−	−	−	(48)	(48)
Cumulative Translation Adjustment	(181)	(90)	(7)	(478)	(1)	(757)
Balance of actuarial liability as of December 31,	10,231	3,264	989	11,986	24	26,494
(*) It includes the balance of PPSP-R pre-70 and PPSP-NR pre-70.

b)               Present value of the obligation

At December 31, 2020, a US$ 3,762 gain was accounted for in Equity, within other comprehensive income, arising from the effect of updated premises on the present value of the obligations of benefit plans, as set out as follows:

						2020
	Pension Plans			Medical Plan
	Petros Renegotiated (*)	Petros Non-renegotiated (*)	Petros 2	AMS	Other plans	Total
Changes in the present value of obligations
Present value of obligations at the beginning of the year	20,919	5,955	1,672	11,986	37	40,569
Recognized in the Statement of Income	589	190	176	(1,672)	3	(714)
Interest expense	887	283	112	676	3	1,961
Service cost (**)	(298)	(93)	64	(2,348)	−	(2,675)
Recognized in Equity - other comprehensive income	(148)	211	(228)	(1,957)	(7)	(2,129)
Remeasurement: Experience (gains) / losses (***)	(436)	231	55	(671)	−	(821)
Remeasurement: (gains) / losses - demographic assumptions	−	−	(20)	1	1	(18)
Remeasurement: (gains) / losses - financial assumptions	288	(20)	(263)	(1,287)	(8)	(1,290)
Others	(5,513)	(1,545)	(443)	(3,001)	(7)	(10,509)
Benefits paid	(920)	(228)	(35)	(310)	(2)	(1,495)
Contributions paid by participants	75	15	−	−	−	90
Others	−	−	−	−	2	2
Cumulative Translation Adjustment	(4,668)	(1,332)	(408)	(2,691)	(7)	(9,106)
Present value of obligations at the end of the year	15,847	4,811	1,177	5,356	26	27,217
(*) It includes the balance of PPSP-R pre-70 and PPSP-NR pre-70.
(**) 'It includes the gain from past service cost, in the amount of US$ 374, due to the change in the Renegotiated and Non-renegotiated Petros Plans, and US$ 2,538 due to the change in the AMS Medical Plan.
(***) It includes additional contributions - New PED.
						2019
	Pension Plans			Medical Plan
	Petros Renegotiated (*)	Petros Non-renegotiated (*)	Petros 2	AMS	Other plans	Total
Changes in the present value of obligations
Present value of obligations at the beginning of the year	16,689	5,372	996	12,236	112	35,405
Recognized in the Statement of Income	1,408	437	122	1,232	8	3,207
Interest expense	1,357	431	83	1,024	6	2,901
Service cost	51	6	39	208	2	306
Recognized in Equity - other comprehensive income	5,254	1,033	670	89	5	7,051
Remeasurement: Experience (gains) / losses (**)	1,165	17	(34)	(2,489)	(7)	(1,348)
Remeasurement: (gains) / losses - demographic assumptions	45	59	(43)	(169)	(1)	(109)
Remeasurement: (gains) / losses - financial assumptions	4,044	957	747	2,747	13	8,508
Others	(2,432)	(887)	(116)	(1,571)	(88)	(5,094)
Discontinued operations	(892)	(304)	(58)	(651)	−	(1,905)
Benefits paid	(1,097)	(420)	(33)	(442)	(2)	(1,994)
Contributions paid by participants	82	16	−	−	−	98
Others	−	−	−	−	(84)	(84)
Cumulative Translation Adjustment	(525)	(179)	(25)	(478)	(2)	(1,209)
Present value of obligations at the end of the year	20,919	5,955	1,672	11,986	37	40,569
(*) It includes the balance of PPSP-R pre-70 and PPSP-NR pre-70.
(**) It includes additional contributions - PED 2015.
	2020						2019
	Pension Plan			Medical Plan
	Petros Renegotiated	Petros Non -renegotiated	Petros 2	AMS	Other Plans	Total	Total
Up to 1 Year	879	312	31	261	1	1,484	1,923
1 to 5 Years	3,306	1,119	149	866	4	5,444	9,305
6 to 10 Years	3,474	1,135	145	996	5	5,755	8,046
11 To 15 Years	3,290	778	145	859	5	5,077	6,459
Over 15 Years	4,898	1,467	707	2,374	11	9,457	14,836
Total	15,847	4,811	1,177	5,356	26	27,217	40,569
(*) It includes the balance of PPSP-R pre-70 and PPSP-NR pre-70.

c)                Fair value of plan assets

						2020
	Pension Plans			Medical Plan
	Petros Renegotiated (*)	Petros Non-renegotiated (*)	Petros 2	AMS	Other plans	Total
Changes in the fair value of plan assets
Fair value of plan assets at the beginning of the year	10,688	2,691	683	−	13	14,075
Recognized in the Statement of Income	505	150	45	−	1	701
Interest income	505	150	45	−	1	701
Recognized in Equity - other comprehensive income	196	(74)	163	−	1	286
Remeasurement: Return on plan assets due to lower interest income	196	(74)	163	−	1	286
Cash effects	474	265	−	308	1	1,048
Contributions paid by the sponsor (Company) (*)	255	80	−	308	1	644
Term of financial commitment (TFC) paid by the Company	219	185	−	−	−	404
Other Changes	(3,213)	(819)	(191)	(308)	(4)	(4,535)
Contributions paid by participants	75	15	−	−	−	90
Benefits Paid	(920)	(228)	(35)	(310)	(2)	(1,495)
Others	−	−	−	−	−	−
Cumulative Translation Adjustment	(2,368)	(606)	(156)	2	(2)	(3,130)
Fair value of plan assets at the end of the year	8,650	2,213	700	−	12	11,575
(*) It includes the balance of PPSP-R pre-70 and PPSP-NR pre-70.
						2019
	Pension Plans			Medical Plan
	Petros Renegotiated (*)	Petros Non-renegotiated (*)	Petros 2		Other plans
Changes in the fair value of plan assets
Fair value of plan assets at the beginning of the year	9,537	2,492	585	−	41	12,655
Recognized in the Statement of Income	847	226	48	−	2	1,123
Interest income	847	226	48	−	2	1,123
Recognized in Equity - other comprehensive income	1,099	218	143	−	2	1,462
Remeasurement: Return on plan assets due to lower interest income	1,099	218	143	−	2	1,462
Cash effects	1,067	381	−	442	7	1,897
Contributions paid by the sponsor (Company) (*)	342	108	−	442	7	899
Term of financial commitment (TFC) paid by the Company	725	273	−	−	−	998
Other Changes	(1,862)	(626)	(93)	(442)	(39)	(3,062)
Discontinued operations	(493)	(128)	(42)	−	−	(663)
Contributions paid by participants	82	16	−	−	−	98
Benefits Paid	(1,097)	(420)	(33)	(442)	(2)	(1,994)
Others	−	−	−	−	(36)	(36)
Cumulative Translation Adjustment	(354)	(94)	(18)	−	(1)	(467)
Fair value of plan assets at the end of the year	10,688	2,691	683	−	13	14,075
(*) It includes the balance of PPSP-R pre-70 and PPSP-NR pre-70.

Seeking to maintain an appropriate investment performance, Petros Foundation annually prepares Investment Policies (PI) specific to each plan, aiming at planning assets management for a period of five years, following two models: (i) for defined benefit plans, the minimal mismatch in net cash flows, conditioned to the achievement of the actuarial target; and (ii) for the variable contribution plan, the achievement of the actuarial goal with the lowest value at risk. The plan asset portfolio must comply with the rules defined by the Brazilian National Monetary Council.

The Company uses the ATM - Asset and Liability Management model to resolve mismatches in the net cash flow of the benefit plans managed by Petros Foundation, considering parameters of liquidity and solvency, adopting a 30-year horizon in the simulations.

d)               Pension Plan assets

Pension plans assets follow a long term investment strategy based on the risks assessed for each different class of assets and provide for diversification, in order to lower portfolio risk. The portfolio profile must comply with the Brazilian National Monetary Council (Conselho Monetário Nacional – CMN) regulations.

Petros Foundation establishes investment policies for 5-year periods, reviewed annually. Petros uses an asset liability management model (ALM) to address net cash flow mismatches of the benefit plans, based on liquidity and solvency parameters, simulating a 30-year period.

The pension plan assets by type of asset are set out as follows:

				2020		2019
Type of asset	Quoted prices in active markets	Unquoted prices	Total fair value	%	Total fair value	%
Receivables	-	847	847	8%	963	7%
Fixed income	4,372	2,814	7,186	62%	8,786	62%
Government bonds	4,372	452	4,824	-	6,179	-
Fixed income funds	-	1,500	1,500	-	1,608	-
Other investments	-	862	862	-	999	-
Variable income	2,377	137	2,514	21%	2,905	21%
Common and preferred shares	2,377	-	2,377	-	2,753	-
Other investments	-	137	137	-	152	-
Structured investments	3	110	113	1%	185	1%
Real estate properties	-	563	563	5%	767	5%
	6,752	4,471	11,223	97%	13,606	97%
Loans to participants	-	352	352	3%	469	3%
Total	6,752	4,823	11,575	100%	14,075	100%

Loans to participants are measured at amortized cost, which is considered an appropriate estimate of fair value.

As of December 31, 2020, the investment portfolio included debentures of US$ 9 (US$ 11 in 2019), Company’s common shares in the amount of US$ 1 (US$ 1 in 2019) and real estate properties leased by the Company in the amount of US$ 254 (US$ 342 in 2019).

e)                Net expenses relating to benefit plans

						2020	2019	2018
			Pension Plans	Medical Plan
	Petros Renegotiated (*)	Petros Non-renegotiated (*)	Petros 2	AMS	Other Plans	Total	Total	Total
Present value of obligations	589	190	176	(1,672)	3	(714)	3,209	3,275
Fair value of plan assets	(505)	(150)	(45)	−	(1)	(701)	(1,123)	(1,257)
Obligations with contribution for the revision of the lump sum death benefit	315	99	−	−	−	414	−	−
Net expenses for the year	399	139	131	(1,672)	2	(1,001)	2,086	2,018
Related to active employees	66	15	112	(276)	−	(83)	715	617
Related to retired employees (**)	333	124	19	(1,396)	2	(918)	1,371	1,401
Net expenses for the year	399	139	131	(1,672)	2	(1,001)	2,086	2,018
(*) It includes the balance of PPSP-R Pre-70 and PPSP-NR Pre-70.
(**) It includes US$ 889 related to the actuarial remeasurement and US$ 29 to the update of the obligation with the contribution for the reduction of the lump sum death benefit.

f)                 Main actuarial assumptions

					Pension Plans	2020 Medical Plan
Assumptions	PPSP-R	PPSP-NR	PPSP-R Pré-70	PPSP-NR Pré-70	PP2	AMS
Nominal discount rate (including inflation)(1)	5.83% (05/2020) 7.03% (12/2020)	5.77% (05/2020) 6.97% (12/2020)	6.55%	6.55%	7.44%	7.2%
Nominal expected salary growth (including inflation) (2)	4.75%	4.54%	4.75%	4.54%	6.2%	according to security plan
Expected changes in medical and hospital costs (3)	n/a	n/a	n/a	n/a	n/a	6.17% a 3.90% a.a.
Mortality table	EX-PETROS 2013 (bidecremental)	EX-PETROS 2020 (bidecremental)	EX-PETROS 2016 (bidecremental)	EX-PETROS 2020 (bidecremental)	AT-2012 IAM basic fem 10% smoothed	EX-PETROS 2013 (bidecremental)
Disability table	American group	American group	n/a	n/a	Álvaro Vindas 40% smoothed	Álvaro Vindas 40% smoothed
Mortality table for disabled participants	AT-49 male	AT-49 male	MI 2006, by gender, 20% smoothed	Petros Experience 2014	IAPB 1957 strong, 20% smoothed	AT-49 male
Age of retirement	Male, 56 years / Female, 55 years	Male, 58 years / Female, 56 years	Male, 56 years / Female, 55 years	Male, 58 years / Female, 56 years	1st eligibility	Male, 56 years / Female, 55 years

(1) Inflation reflects market projections: 3.32% for 2021 and converging to 3.9% in 2025 onwards.
(2) Expected salary growth only of Petrobras, the sponsor, based on the Salaries and Benefits Plan.
(3) Decreasing rate, converging in 30 years to the long-term expected inflation. Refers only to Petrobras (sponsor) rate.
2019
Assumptions	PPSP-R	PPSP-NR	PPSP-R Pre-70	PPSP-NR Pre-70	PP2	AMS
Nominal discount rate (including inflation)(1)	7.13%	7.10%	6.82%	6.81%	7.30%	7.19%
Nominal expected salary growth (including inflation) (2)	4.61%	4.34%	4.61%	4.34%	6.40%	according to security plan
Expected changes in medical and hospital costs (3)	n/a	n/a	n/a	n/a	n/a	10.46% a 3.50% p.a.
Mortality table	EX-PETROS 2013 (bidecremental)	EX-PETROS 2020 (bidecremental)	EX-PETROS 2016 (bidecremental)	EX-PETROS 2020 (bidecremental)	AT-2000 female, smoothed in a 10%	EX-PETROS 2013 (bidecremental)
Disability table	American group	American group	n/a	n/a	American group reduced by 40%	American group
Mortality table for disabled participants	AT-49 male	AT-49 male	MI 2006, by gender, 20% smoothed	MI 2006, by gender, 20% smoothed	IAPB 1957 strong	AT-49 male
Age of retirement	Male, 56 years / Female, 55 years	Male, 58 years / Female, 56 years	Male, 56 years / Female, 55 years	Male, 58 years / Female, 56 years	1st eligibility	Male, 56 years / Female, 55 years

(1) Inflation reflects market projections: 3.61% for 2020 and converging to 3.5% in 2035 onwards.
(2) Expected salary growth only of Petrobras, the sponsor, based on the Salaries and Benefits Plan.
(3) Decreasing rate, converging in 30 years to the long-term expected inflation. Refers only to Petrobras (sponsor) rate.

g)               Sensitivity analysis of the defined benefit plans

The effect of a 100 basis points (bps) change in the assumed discount rate and medical cost trend rate is as set out below:

	Discount Rate				Expected change in medical and hospital costs
	Pension Benefits		Medical Benefits		Medical Benefits
	+100 bps	-100 bps	+100 bps	-100 bps	+100 bps	-100 bps
Pension Obligation	(2,376)	3,064	(670)	849	857	(652)
Current Service cost and interest cost	(5)	−	(36)	46	114	(81)
19.4.	Plano Petros 3 (PP-3)

On October 1, 2020, the Board of Directors approved the submission of the PP-3 for analysis by the Secretariat of Management and Governance of the State-owned Companies (SEST) and to the Superintendency of Post-retirement benefits (PREVIC).

The PP-3 is a new pension plan with defined contribution characteristics and will be an exclusive option for voluntary migration of participants from the PPSP-R and PPSP-NR plans, not including pre-70.

The mentioned agencies have approved this plan after adjustments on its regulation, and is expected to begin operating in the second quarter of 2021. Then, the Company will carry out an actuarial review of the original plans to determine the effect of the past service cost, resulting from the reduction of such plans, to be accounted for in the Statement of income.

19.5.	Accounting policy for post-employment defined benefits

Actuarial commitments related to post-employment defined benefit plans and health-care plans are recognized as liabilities in the statement of financial position based on actuarial calculations which are revised annually by an independent qualified actuary (updating for material changes in actuarial assumptions and estimates of expected future benefits), using the projected unit credit method, net of the fair value of plan assets, when applicable, from which the obligations are to be directly settled. Under the projected credit unit method, each period of service gives rise to an additional unit of benefit entitlement and each unit is measured separately to determine the final obligation. Actuarial assumptions include demographic assumptions, financial assumptions, medical costs estimates, historical data related to benefits paid and employee contributions.

Service cost are accounted for within results and comprises: (i) current service cost, which is the increase in the present value of the defined benefit obligation resulting from employee service in the current period; (ii) past service cost, which is the change in the present value of the defined benefit obligation for employee service in prior periods, resulting from a plan amendment (the introduction, modification, or withdrawal of a defined benefit plan) or a curtailment (a significant reduction by the entity in the number of employees covered by a plan); and (iii) any gain or loss on settlement.

Net interest on the net defined benefit liability (asset) is the change during the period in the net defined benefit liability (asset) that arises from the passage of time. Such interest is accounted for in results.

Remeasurement of the net defined benefit liability (asset) is recognized in shareholders’ equity, in other comprehensive income, and comprises: (i) actuarial gains and losses and; (ii) the return on plan assets, excluding amounts included in net interest on the net defined benefit liability (asset).

The Company also contributes amounts to defined contribution plans, that are expensed when incurred and are computed based on a percentage of salaries.